8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable And Capital Lease Obligations Tables
Notes payable and capital lease obligations

Notes payable and capital lease obligations at consist of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$12,507,000	$10,880,000
Term loan, PNC	4,950,000	2,000,000
Capital lease obligations	1,444,000	1,871,000
Notes payable to sellers of acquired business	1,530,000	1,976,000
Junior subordinated notes	1,000,000	6,320,000
Subtotal	21,431,000	23,047,000
Less: Current portion of notes and capital obligations	(16,290,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$5,141,000	$8,992,000

Future minimum principal payments for the term loan

For the twelve months ending	Amount
September 30, 2013	$2,552,000
September 30, 2014	1,800,000
September 30, 2015	598,000
PNC Term Loan Payable	4,950,000
Less: Current portion	(2,552,000)
Long-term portion	$2,398,000

Future minimum lease payments, including imputed interest

For the twelve months ending	Amount
September 30, 2013	$711,000
September 30, 2014	550,000
September 30, 2015	207,000
September 30, 2016	155,000
Total future minimum lease payments	1,623,000
Less: imputed interest	(179,000)
Less: current portion	(598,000)
Total Long Term Portion	$846,000

Notes Payable - Sellers
	September 30,	December 31,
	2012	2011
	(Unaudited)
Former Welding Stockholders	$1,530,000	$1,976,000
Less: Current Portion	(633,000)	(601,000)
Total long-term portion	$897,000	$1,375,000

Future minimum payments for the note payable to the former stockholders of Welding

For the twelve months ending	Amount
September 30, 2013	$633,000
September 30, 2014	679,000
September 30, 2015	218,000
Former WMI Stockholders Notes Payable	1,530,000
Less: Current portion	(633,000)
Long-term portion	$897,000